25. SEGMENTED INFORMATION: Schedule of Non-current assets by geographical segment (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Non-current assets by geographical segment
	2020	2019
USA	$155,053,912	$-
Canada	203,894,172	68,508,857
Total	$358,948,084	$68,508,857